Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Lease Liabilities, Beginning of Year	$ 2,957	$ 1,757
Acquisitions (Note 5)	0	1,441
Additions	25	110
Interest Expense (Note 7)	163	171	$ 87
Lease Payments	(465)	(471)
Modifications	83	22
Re-measurements	7	(4)
Terminations	(5)	(1)
Transfers to Liabilities Related to Assets Held for Sale (Note 18)	0	(10)
Exchange Rate Movements and Other	71	(58)
Lease Liabilities, End of Year	2,836	2,957	$ 1,757
Less: Current Portion	308	272
Long-Term Portion	$ 2,528	$ 2,685